UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Annual Report

BlackRock Summit Cash Reserves Fund | of BlackRock Financial Institutions Series Trust

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this share-
holder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous nat-
ural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earn-
ings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in
2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.
As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Period Ended April 30, 2011

Throughout the 12-month period ended April 30, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the fed-
eral funds rate for an extended period.” At its April 27, 2011 meeting, the FOMC determined that “the economic recovery is proceeding at a moderate pace” and that “conditions in the labor market are improving gradually.” The FOMC also confirmed its intention to continue the policy it announced in
November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries contributed to an increase in financial market volatility and upward pressure on London Interbank Offered Rate (LIBOR) settings. To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union, the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling Euro 750 billion (close to $1 trillion in US dollar terms).
Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. As part of its continuing efforts to strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances.

In April 2011, the ECB raised its key interest rate by 0.25% to 1.25%. This move makes the ECB among the first of the developed world’s major central banks to initiate a cycle of raising rates since financial markets initially tightened under the global credit crisis. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 19 basis points, led by a decline in the one-year LIBOR setting.

Early in 2011, the US Treasury announced its intention to gradually reduce the amount of Treasury bills issued through the Supplementary Financing
Program from $200 billion to $5 billion as the national debt threatens to reach the statutory limit. In addition, large-scale asset purchases by the US
Federal Reserve have reduced the amount of securities available to collateralize repurchase agreements. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities
Industry and Financial Markets Association Index remained in a tight range around 0.27%, its average rate for the annual period.

While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable. Non-traditional buy-
ers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the period, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Fund Information as of April 30, 2011

Investment Objective

BlackRock Summit Cash Reserves Fund’s (the “Fund”) of BlackRock Financial Institutions Series (the “Trust”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

Current Seven-Day Yield
	7-Day	7-Day
	SEC Yields	Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

Portfolio Composition
Percent of
Net Assets
Certificates of Deposit	28%
Commercial Paper	27
Municipal Bonds	18
U.S. Government Sponsored Agency Obligations	15
U.S. Treasury Obligations	10
Corporate Notes	2
Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions including sales charges and exchange fees; and
(b) operating expenses including advisory fees, distribution fees includ-
ing 12b-1 fees, and other Fund expenses. The expense example below
(which is based on a hypothetical investment of $1,000 invested on
November 1, 2010 and held through April 30, 2011) is intended to assist shareholders both in calculating expenses based on an invest-
ment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help sharehold-
ers determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	November 1, 2010	April 30, 2011	During the Period[1]	November 1, 2010	April 30, 2011	During the Period[1]	Ratio
Investor A	$1,000.00	$1,000.00	$1.98	$1,000.00	$1,022.82	$2.01	0.40%
Investor B	$1,000.00	$1,000.00	$1.98	$1,000.00	$1,022.82	$2.01	0.40%

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	5

Schedule of Investments April 30, 2011
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Domestic — 2.3%
State Street Bank & Trust Co.:
0.25%, 5/03/11	$ 650	$ 650,000
0.25%, 5/11/11	600	600,000
		1,250,000
Yankee (a) — 26.2%
BNP Paribas SA, NY:
0.39%, 5/05/11	800	800,000
0.36%, 6/13/11	1,000	1,000,000
Bank of Nova Scotia, Houston:
0.27%, 6/03/11	1,000	1,000,000
0.26%, 6/10/11	500	500,000
Credit Agricole CIB, NY:
0.30%, 6/01/11	800	800,000
0.28%, 7/12/11	600	600,000
Deutsche Bank AG, NY:
0.31%, 6/17/11	500	500,000
0.31%, 8/04/11 (b)	500	500,000
Dexia Credit Local, NY, 0.41%, 6/01/11 (c)	615	615,000
National Australia Bank, NY, 0.32%, 2/10/12 (b)	1,000	1,000,000
National Bank of Canada, NY, 0.41%, 6/01/11	345	345,027
Royal Bank of Canada, NY (b):
0.27%, 10/14/11	700	700,000
0.31%, 2/29/12	750	750,000
0.30%, 4/10/12	500	500,000
Royal Bank of Scotland Plc, CT:
0.66%, 8/02/11 (c)	1,000	1,000,000
0.52%, 9/19/11	1,000	1,000,000
Toronto-Dominion Bank, NY:
0.33%, 9/06/11	500	500,000
0.31%, 1/12/12 (b)	500	500,000
UBS AG, Stamford (b):
0.35%, 10/04/11	560	560,000
0.35%, 10/11/11	630	630,000
Westpac Banking Corp., NY, 0.32%, 11/04/11 (b)(d)	800	800,000
		14,600,027
Total Certificates of Deposit — 28.5%		15,850,027
Commercial Paper
Argento Variable Funding Co. LLC, 0.32%, 6/28/11 (d)(e)	600	599,696
Atlantis One Funding Corp., 0.27%, 6/07/11 (e)	565	564,847
Cancara Asset Securitization LLC, 0.25%, 7/21/11 (e)	630	629,650
Commonwealth Bank of Australia, 0.26%, 6/20/11 (e)	800	799,717
DNB Nor Bank ASA, 0.27%, 7/05/11 (d)(e)	500	499,760
Grampian Funding LLC (e):
0.31%, 7/05/11	600	599,669
0.27%, 7/11/11	645	644,661
JPMorgan Chase & Co., 0.23%, 6/27/11 (e)	1,000	999,642
MetLife Short Term Funding LLC, 0.28%, 6/27/11 (e)	600	599,739

	Par
Commercial Paper	(000)	Value
Nieuw Amsterdam Receivables Corp., 0.26%, 7/07/11 (e)	$ 600	$ 599,714
Old Line Funding LLC, 0.26%, 5/09/11 (e)	600	599,970
Rabobank USA Financial Corp., 0.34%, 10/05/11 (e)	600	599,116
Scaldis Capital LLC, 0.24%, 5/09/11 (e)	600	599,972
Societe Generale North America Inc., 0.34%, 5/16/11 (e)	600	599,921
Sydney Capital Corp., 0.32%, 7/27/11 (e)	800	799,388
Thames Asset Global Securitization No. 1, Inc.,
0.24%, 7/20/11 (e)	630	629,668
Thunder Bay Funding LLC (e):
0.25%, 6/08/11	500	499,872
0.23%, 7/08/11	535	534,771
U.S. Collateralized Commercial Paper,
0.27%, 7/18/11 (e)	700	699,596
Variable Funding Capital Corp., 0.25%, 7/05/11 (e)	700	699,689
Victory Receivables Corp., 0.25%, 5/23/11 (e)	800	799,883
Westpac Banking Corp. (b):
0.32%, 1/06/12	500	500,000
0.42%, 1/13/12	800	800,000
Total Commercial Paper — 26.7%		14,898,941
Corporate Notes
JPMorgan Chase Bank, NA, 0.30%, 5/18/12	635	635,000
KBC Bank NV, NY, 1.90%, 6/01/11 (c)	660	660,000
Total Corporate Notes — 2.3%		1,295,000
Municipal Bonds (c)
City & County of San Francisco California, COP, FLOATS,
VRDN, Series B001 (Morgan Stanley Bank Liquidity
Facility), 0.26%, 5/06/11 (d)	700	700,000
City of New York New York, GO, VRDN, Sub-Series A-3
(BNP Paribas SA LOC), 0.24%, 5/06/11	1,000	1,000,000
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN, Yale-New Haven Hospital, Series K2
(JPMorgan Chase Bank LOC), 0.22%, 5/06/11	800	800,000
County of Harris Texas, RB, MSTR, VRDN, Series SGC 31,
Class A (Societe Generale LOC), 0.26%, 5/06/11 (d)	565	565,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen
Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC),
0.27%, 5/02/11	700	700,000
Eastern Michigan University, Refunding RB, VRDN, General,
Series A (JPMorgan Chase Bank LOC), 0.30%, 5/02/11	1,300	1,300,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN, General Transportation System (Dexia Credit
Local SBPA), 0.60%, 5/06/11	800	800,000
Michigan State HDA, Refunding RB, VRDN, Series D
(Fannie Mae LOC, Freddie Mac LOC), 0.27%, 5/06/11	495	495,000
New York City Industrial Development Agency, RB, VRDN,
New York Law School Project, Series A (JPMorgan Chase
Bank LOC), 0.23%, 5/06/11	675	675,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the
securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax
(subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority

LOC	Letter of Credit
MSTR	Municipal Securities Trust Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

6	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (c)	(000)	Value
Rhode Island Housing & Mortgage Finance Corp., RB,
VRDN, Groves at Johnston Project, AMT Freddie Mac
LOC), 0.27%, 5/06/11	$1,000	$ 1,000,000
State of California, GO, VRDN, Series C-4 (JPMorgan
Chase & Co. LOC), 0.22%, 5/02/11	1,100	1,100,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General,
Series B (Dexia Credit Local SBPA), 0.90%, 5/06/11	800	800,000
Total Municipal Bonds — 17.8%		9,935,000
U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.19%, 5/13/11	1,000	1,000,006
0.25%, 9/17/12	800	799,777
0.24%, 12/20/12	500	499,834
Federal Home Loan Bank Discount Notes (e):
0.21%, 6/08/11	760	759,836
0.21%, 6/15/11	800	799,795
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11 (b)	800	799,860
Freddie Mac Discount Notes, 0.25%, 9/14/11 (e)	650	649,391
Freddie Mac Variable Rate Notes (b):
0.19%, 5/05/11	2,000	1,999,995
0.16%, 12/29/11	1,000	999,666
Total U.S. Government Sponsored
Agency Obligations — 14.9%		8,308,160
U.S. Treasury Obligations
U.S. Treasury Bills (e):
0.19%, 5/26/11	300	299,962
0.21%, 6/02/11	800	799,861
0.27%, 9/22/11	600	599,368
U.S. Treasury Notes:
0.88%, 5/31/11	850	850,430
4.88%, 5/31/11	800	802,938
1.13%, 6/30/11	800	801,141
4.50%, 9/30/11	700	712,177
0.88%, 1/31/12	645	648,179
Total U.S. Treasury Obligations — 9.9%		5,514,056
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at
92,000, collateralized by Freddie Mac Note 0.00%
due 12/28/18 par and fair values of $93,000 and
$94,196, respectively)	92	92,000
Total Repurchase Agreements — 0.2%		92,000
Total Investments (Cost — $55,893,184*) — 100.3%		55,893,184
Liabilities in Excess of Other Assets — (0.3)%		(187,867)
Net Assets — 100.0%		$ 55,705,317

* Cost for federal income tax purposes.
(a) Issuer is a US branch of a foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration to qualified institutional investors.
(e) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial state-
ment purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determin-
ing the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term
Securities[1]	—	$ 55,893,184	—	$ 55,893,184

[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	7

Statement of Assets and Liabilities
April 30, 2011
Assets
Investments at value — unaffiliated (cost — $55,893,184)	$ 55,893,184
Cash	598
Capital shares sold receivable	135,660
Interest receivable	42,119
Receivable from advisor	16,597
Prepaid expenses	20,724
Total assets	56,108,882
Liabilities
Capital shares redeemed payable	342,118
Distribution fees payable	9,457
Other affiliates payable	705
Officer’s and Trustees’ fees payable	64
Other accrued expenses payable	51,221
Total liabilities	403,565
Net Assets	$ 55,705,317
Net Assets Consist of
Paid-in capital	55,705,116
Undistributed net realized gain	201
Net Assets	$ 55,705,317
Net Asset Value
Investor A — Based on net assets of $41,159,726 and 41,159,958 shares outstanding, unlimited number of shares authorized, $0.10 par value	$ 1.00
Investor B — Based on net assets of $14,545,591 and 14,545,159 shares outstanding, unlimited number of shares authorized, $0.10 par value	$ 1.00

See Notes to Financial Statements.

8	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Statement of Operations
Year Ended April 30, 2011
Investment Income
Interest	$ 269,821
Expenses
Investment advisory	334,306
Distribution fees — Investor B	151,224
Transfer agent — Investor A	42,887
Transfer agent — Investor B	21,715
Professional	94,579
Printing	48,647
Registration	31,794
Custodian	14,589
Accounting services	9,740
Officer and Trustees	4,754
Miscellaneous	19,447
Total expenses	773,682
Less fees waived by advisor	(283,649)
Less distribution fees reimbursed — Investor B	(151,224)
Less transfer agent fees waived and/or reimbursed — Investor A	(42,874)
Less transfer agent fees waived and/or reimbursed — Investor B	(21,709)
Less expenses reimbursed by advisor	(4,418)
Total expenses after fees waived and/or reimbursed	269,808
Net investment income	13
Realized Gain
Net realized gain from investments	598
Net Increase in Net Assets Resulting from Operations	$ 611

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	9

Statements of Changes in Net Assets
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$ 13	$ 16,262
Net realized gain	598	1,983
Net increase in net assets resulting from operations	611	18,245
Dividends and Distributions to Shareholders From
Net investment income:
Investor A	(9)	(19,891)
Investor B	(4)	(11,061)
Net realized gain:
Investor A	(3,118)	(218)
Investor B	(1,467)	(124)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,598)	(31,294)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(14,835,102)	(59,713,563)
Net Assets
Total decrease in net assets	(14,839,089)	(59,726,612)
Beginning of year	70,544,406	130,271,018
End of year	$ 55,705,317	$ 70,544,406

See Notes to Financial Statements.

10	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Financial Highlights
			Investor A

			Period
			June 1,
			2008
	Year Ended April 30,		to April 30,	Year Ended May 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0003	0.0138	0.0382	0.0433	0.0312
Net realized and unrealized gain	0.0001	—	0.0000	0.0001	0.0008	0.0000
Net increase from investment operations	0.0001	0.0003	0.0138	0.0383	0.0441	0.0312
Dividends and distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)
Net realized gain	(0.0001)	—	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0001)	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%	0.03%	1.39%[2]	3.88%	4.42%	3.17%
Ratios to Average Net Assets
Total expenses	0.92%	0.90%	0.82%[3]	0.93%	0.91%	0.88%
Total expenses after fees waived and/or reimbursed	0.40%	0.48%	0.81%[3]	0.93%	0.91%	0.88%
Net investment income	0.00%	0.02%	1.48%[3]	3.73%	4.33%	3.07%
Supplemental Data
Net assets, end of period (000)	$ 41,160	$ 47,903	$ 78,659	$ 43,021	$ 36,506	$ 35,333

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	11

Financial Highlights (concluded)
			Investor B

			Period
			June 1,
			2008
	Year Ended April 30,		to April 30,	Year Ended May 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0003	0.0082	0.0301	0.0355	0.0235
Net realized and unrealized gain	0.0001	—	0.0000	0.0000	0.0014	0.0000
Net increase from investment operations	0.0001	0.0003	0.0082	0.0301	0.0369	0.0235
Dividends and distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)
Net realized gain	(0.0001)	—	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0001)	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.01%	0.03%	0.83%[2]	3.05%	3.61%	2.38%
Ratios to Average Net Assets
Total expenses	1.72%	1.66%	1.59%[3]	1.73%	1.69%	1.64%
Total expenses after fees waived and/or reimbursed	0.41%	0.50%	1.37%[3]	1.73%	1.69%	1.64%
Net investment income	0.00%	0.01%	0.81%[3]	3.01%	3.54%	2.28%
Supplemental Data
Net assets, end of period (000)	$ 14,546	$ 22,642	$ 51,612	$ 20,470	$ 24,078	$ 33,312

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

12	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock
Financial Institutions Series Trust (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Trust is organized as a
Massachusetts business trust. The Fund is currently the only operating series of the Trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Investor A and Investor B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distri-
bution of such shares and shall have exclusive voting rights with respect to matters relating to distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with
Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agree-
ments. In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are condi-
tioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custo-
dian or designated sub-custodians under tri-party repurchase agree-
ments. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the two years ended April 30, 2011, the period ended April 30, 2009 and the year ended May 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”),
Bank of America Corporation (“BAC”) and Barclays Bank PLC
(“Barclays”) were the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Fund, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	13

Notes to Financial Statements (continued)

is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.50% of the
Fund’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the
Fund to the Manager.

For the year ended April 30, 2011, the Fund reimbursed the Manager
$1,288 for certain accounting services, which are included in account-
ing services in the Statement of Operations.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affili-
ate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distri-
bution fees. The fees are accrued daily and paid monthly at the annual rate of 0.75% based upon the average daily net assets of the Fund’s
Investor B Shares.

The Manager and BRIL voluntarily agreed to waive their respective management and distribution fees or portions thereof and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the
Statement of Operations as fees waived by advisor, distribution fees reimbursed — Investor B, transfer agent fees waived and/or reimbursed
— class specific and expenses reimbursed by advisor. The Manager and
BRIL may discontinue the waiver or reimbursement at any time.

For the year ended April 30, 2011, affiliates received contingent deferred sales charges (“CDSC”) of $28,159 relating to transactions in Investor B
Shares. Furthermore, affiliates received CDSCs of $230 relating to transactions subject to front-end sales waivers on Investor A Shares.
Although the Fund’s shares are not subject to CDSC, upon redemption of
Fund shares received pursuant to an exchange from a Fund that does impose CDSC, CDSC may be required to be paid upon such redemption.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended April 30, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the
Statement of Operations:

Investor A	$495
Investor B	$261

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended
April 30, 2011 and April 30, 2010 was as follows:

Ordinary income
4/30/2011	$ 4,598
4/30/2010	30,952
Long-term capital gains distributions
4/30/2011	—
4/30/2010	$ 342
Total distributions
4/30/2011	$ 4,598
4/30/2010	$ 31,294

As of April 30, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$ 201
Total	$ 201

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is

14	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Notes to Financial Statements (concluded)

generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended	Year Ended
	April 30,	April 30,
	2011	2010
Investor A
Shares sold	36,456,013	48,810,412
Shares issued to shareholders in reinvestment
of dividends and distributions	208	1,079
Total issued	36,456,221	48,811,491
Shares redeemed	(43,196,678)	(79,559,412)
Net decrease	(6,740,457)	(30,747,921)
Investor B
Shares sold	15,852,066	12,214,353
Shares issued to shareholders in reinvestment
of dividends and distributions	119	671
Total issued	15,852,185	12,215,024
Shares redeemed	(23,946,830)	(41,180,666)
Net decrease	(8,094,645)	(28,965,642)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Summit Cash
Reserves Fund of BlackRock Financial Institutions Series Trust (the
“Trust”) as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period June 1, 2008 to April 30, 2009, and each of the three years in the period ended May
31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of April 30,
2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Summit Cash Reserves Fund of BlackRock Financial
Institutions Series Trust as of April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period June 1, 2008 to April
30, 2009, and each of the three years in the period ended May 31,
2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Fund for the taxable year ended April 30, 2011:

Federal Obligation Interest[1]	6.83%
Interest-Related Dividends and Qualified
Short-Term Capital Gains for Non-US Residents[2]	100.00%

1 The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
2 Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

16	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of New York at Albany since 2000.	98 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Member	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of the Archdiocesan Investment Committee of the Archdiocese of	98 Portfolios
New York, NY 10055	and Trustee		Philadelphia since 2004; Director, The Committee of Seventy (civic)
1941			since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.
David O. Beim	Trustee	Since	Professor of Professional Practice at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	98 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina S. Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	98 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street		2002	Professor of Humanities, New York University from 1993 to 2005	98 Portfolios	Inc. (marketing)
New York, NY 10055			and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, McLean	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2007	Hospital since 2005; Director, Harvard Business School Publishing	98 Portfolios	Inc. (manufacturing)
New York, NY 10055			from 2005 to 2010.
1952
Joseph P. Platt	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	98 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	98 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments)	36 RICs consisting of	None
55 East 52nd Street		2007	since 1999; Director, College Access Foundation of California	98 Portfolios
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward
1938			Management, LLC since 2007; Director, A.P. Pharma, Inc.
(pharmaceuticals) from 1983 to 2011; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	17

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past Five Years	(“Portfolios”) Overseen	Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish	Trustee	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street		2007	accountants and consultants) since 1976; Chairman Elect of	98 Portfolios
New York, NY 10055			the Professional Ethics Committee of the Pennsylvania Institute
1951			of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania
State University Accounting Department since 2001; Trustee, The
Holy Family Foundation from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to 2008;
Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter	Trustee	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street		2007	Business, University of Pittsburgh since 2005 and Dean thereof	98 Portfolios
New York, NY 10055			from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in
2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W.
Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999;
Robert C. Robb, 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	President and	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	165 RICs consisting of	None
55 East 52nd Street	Trustee	2007	Officer, State Street Research & Management Company from 2000	290 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	165 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	290 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the 1940 Act of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and
The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

18	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Officers and Trustees (continued)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski	Chief	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	Executive	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Officer		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964			thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since
55 East 52nd Street	President	2009	2010; Chief Operating Officer and Head of the Global Client Group for BlackRock's Global Cash Management
New York, NY 10055			Business from 2007 to 2010; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner
1964			of McKinsey & Co. from 1997 to 2005.
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund
55 East 52nd Street		2007	Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001
New York, NY 10055			to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays
55 East 52nd Street		2010	Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.
New York, NY 10055
1963
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	19

Officers and Trustees (concluded)

Investment Advisor	Custodian	Accounting Agent	Independent Registered	Address of the Trust
BlackRock Advisors, LLC	The Bank of New	State Street Bank	Public Accounting Firm	100 Bellevue Parkway
Wilmington, DE 19809	York Mellon	and Trust Company	Deloitte & Touche LLP	Wilmington, DE 19809
	New York, NY 10286	Princeton, NJ 08540	Princeton, NJ 08540
Sub-Advisor
BlackRock Institutional	Transfer Agent	Distributor	Legal Counsel
Management Corporation	BNY Mellon Investment	BlackRock Investments, LLC	Sidley Austin LLP
Wilmington, DE 19809	Servicing (US) Inc.	New York, NY 10022	New York, NY 10019
Wilmington, DE 19809

20	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website (http://www.blackrock.com/
moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website directly at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section.

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This prac-
tice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s
Forms N-Q may also be obtained upon request and without charge by calling (800) 441 7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to deter-
mine how to vote proxies relating to portfolio securities is available (1)
without charge, upon request, by calling (800) 441-7762; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

22	BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio		BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock India Fund		BlackRock Science & Technology
BlackRock China Fund	BlackRock International Fund		Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dividend Income Portfolio	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock Floating Rate Income Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Municipal Fund		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SUMMIT CASH RESERVES FUND	APRIL 30, 2011	23

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or

preceded by the Fund’s current prospectus. An investment

in the Fund is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government

agency. Although the Fund seeks to preserve the value of

your investment at $1.00 per share, it is possible to lose

money by investing in the Fund. Total return information

assumes reinvestment of all distributions. Past performance

results shown in this report should not be considered a rep-

resentation of future performance. For current month-end

performance information, call (800) 441-7762. The Fund’s

current 7-day yield more closely reflects the current earn-

ings of the Fund than the total returns quoted. Statements

and other information herein are as dated and are subject

to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Summit
Cash Reserves Fund
of BlackRock	$25,300	$24,400	$0	$0	$9,100	$6,100	$0	$39
Financial Institutions
Series Trust

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the
Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser)
that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000
[1] The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in
Audit Fees.
[2] The nature of the services include tax compliance, tax advice and tax planning.
[3] The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The Committee has adopted policies and procedures with regard to the pre-approval of services.
Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund
Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-
case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-
approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee
Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-
audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Summit Cash
Reserves Fund of BlackRock
Financial Institutions Series	$9,100	$16,916
Trust

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 6, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: July 6, 2011